Provisions for other liabilities and charges	12 Months Ended
Dec. 31, 2021
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Provisions for other liabilities and charges
23. Provisions for other liabilities and charges

All figures in £ millions	Property	Disposals and closures	Legal and other	Total
At 1 January 2021	8	4	21	33
Exchange differences	—	—	2	2
Provisions made during the year	9	1	36	46
Provisions reversed during the year	(2)	—	(2)	(4)
Provisions used during the year	—	—	(27)	(27)
Disposal of subsidiary	—	(3)	—	(3)

At 31 December 2021	15	2	30	47

Analysis of provisions:

	2021
All figures in £ millions	Property	Disposals and closures	Legal and other	Total
Current	11	2	27	40
Non-current	4	—	3	7

	15	2	30	47

	2020

Current	2	4	19	25
Non-current	6	—	2	8

	8	4	21	33

Property provisions in 2021 relate to the simplification of the Group’s property portfolio (see note 4) and in 2020 relate primarily to dilapidations. Disposals and closures relate to the disposal of the Pearson Institute of Higher Education.
Legal and other includes legal claims, contract disputes and potential contract losses with the provisions utilised as the cases are settled. Also included in legal and other are other restructuring provisions that are generally utilised within one year.
The year on year increase in provisions is mainly due to the new property provisions (see note 10) and the 2021 major restructuring programme (see note 4).